Other Financial Liabilities at Fair Value Through Profit or Loss - Summary of Other Financial Liabilities at Fair Value Through Profit or Loss (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Financial liabilities designated at fair value through profit or loss	£ 6,286	£ 2,315
Financial liabilities mandatorily at fair value through profit or loss	0
Santandar UK plc [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Financial liabilities designated at fair value through profit or loss	6,286
Financial liabilities mandatorily at fair value through profit or loss	£ 0